RELATED PARTY TRANSACTIONS	12 Months Ended
Mar. 31, 2024
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 13 – RELATED PARTY TRANSACTIONS

The relationship of related parties is summarized as follow:

Name of Related Party	Relationship to the Company
Ms. Fan Zhou	Formerly Controlling shareholder of the Company, ceased on April 15, 2023, Director of the Company
China Youth Langton (Canada) Education Technology Co. Ltd. (“Langton”)	Related due to Ms. Fan Zhou and her immediate family member were directors of Langton before June 2021
Kelly Xu	Operation manager and minority shareholder of Lowell
Rusheng Wu	Principal of Toronto ESchool and spouse of the minority shareholder of Toronto ESchool
Katy Liu	Employee of the Company

(1) Due from related party

As of March 31, 2024 and 2023, due from related party consists of the following:

	March 31,	March 31,
	2024	2023

Due from Kelly Xu (Lowell Academy)	$76,888	$191,595

The Company has a receivable balance from two minority interest shareholders due to the acquisition of Lowell Academy, as the minority interest shareholders are personally responsible for liabilities incurred before the purchase date, and Ms. Fan Zhou is also personally guaranteed on these loans’ collectability. As of March 31, 2024, Lowell Academy is not a subsidiary of the Company.

(2) Due to related parties

	March 31,	March 31,
Name	2024	2023

Ms. Fan Zhou (a)	$3,872	$4,165,912
Katy Liu (b)	322,768	–
Total	$326,640	$4,165,912

(a)	The balance represented unsecured, due on demand and interest free borrowings between the Company and the controlling shareholder, Ms. Fan Zhou. Ms. Fan Zhou ceased to be the Controlling shareholder on April 15, 2024 and transferred all her equity interest of the Company to another individual who is related to Ms. Fan Zhou.
(b)	On April 1, 2023, the Company entered a one year loan agreement with one employee, and agreed to pay back the principal balance of $258,510 (C$350,000) plus the accrued interest of 64,258 (C$87,000) at the maturity date. As at March 31, 2024, the balance of 322,768 was outstanding with an interest rate of 20% annual after the maturity date.